Invesco Balanced-Risk Retirement 2010 Fund | Summary - Invesco Balanced Risk Retirement 2010 Fund, Class Institutional

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2010 Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Effective June 6, 2011, all references to Invesco Balanced-Risk Retirement 2010 Fund are hereby deleted.